PGIM Emerging Markets Debt Local Currency Fund Expense Example - PGIM Emerging Markets Debt Local Currency Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 436
Expense Example, with Redemption, 3 Years	879
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	2,640
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	3,435
Expense Example, with Redemption, 5 Years	5,891
Expense Example, with Redemption, 10 Years	8,674
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,662
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	$ 1,666